UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 028-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, CA                      8/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      175,467
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
A T & T INC NEW                COM            00206R102      225     7150 SH       SOLE                  7150      0    0
AMEX ENERGY SELECT INDEX 'SPDR COM            81369Y506     3494    46366 SH       SOLE                 46366      0    0
BERKSHIRE HATHAWAY B NEW CLASS COM            084670207     1986    25665 SH       SOLE                 25665      0    0
DOW JONES US REAL ESTATE INDEX COM            464287739    14857   246393 SH       SOLE                246393      0    0
DURECT CORP COM                COM            266605104      155    76250 SH       SOLE                 76250      0    0
GOLDCORP INC                   COM            380956409     1134    23500 SH       SOLE                 23500      0    0
ISHARES BARCLAYS 20+ YEAR TREA COM            464287432    17693   188024 SH       SOLE                188024      0    0
ISHARES FTSE XINHAU CHINA 25 I COM            464287184     2194    51075 SH       SOLE                 51075      0    0
ISHARES LEHMAN BARCLAYS TIPS B COM            464287176    18204   164535 SH       SOLE                164535      0    0
ISHARES MSCI EMERGING MKT INDE COM            464287234    24037   504970 SH       SOLE                504970      0    0
ISHARES MSCI JAPAN INDEX FUND  COM            464286848      552    52950 SH       SOLE                 52950      0    0
ISHARES MSCI TAIWAN INDX TAIWA COM            464286731     2588   170458 SH       SOLE                170458      0    0
ISHARES TR-ISHARES MSCI EAFE I COM            464287465    36166   601364 SH       SOLE                601364      0    0
JUNIPER NETWORKS INC           COM            48203r104      209     6620 SH       SOLE                  6620      0    0
K L A TENCOR CORP              COM            482480100      873    21569 SH       SOLE                 21569      0    0
MAKO SURGICAL CORP.            COM            560879108     2042    68686 SH       SOLE                 68686      0    0
MARKET VECTORS ETF TRUST GOLD  COM            57060u100     2587    47382 SH       SOLE                 47382      0    0
MERCK & CO., INC.              COM            58933Y105     1972    55893 SH       SOLE                 55893      0    0
OCCIDENTAL PETROLEUM CORP      COM            674599105     4945    47531 SH       SOLE                 47531      0    0
SECTOR SPDR TR CON STPLS SHARE COM            81369y308     2583    82701 SH       SOLE                 82701      0    0
SOUTHERN NATL BANCORPVA INC CO COM            843395104     1616   238024 SH       SOLE                238024      0    0
SPDR GOLD TRUST ETF            COM            78463V107    16668   114161 SH       SOLE                114161      0    0
UTILITIES SECTOR SPDR          COM            81369Y886      569    16997 SH       SOLE                 16997      0    0
VANGUARD ENERGY                COM            92204a306     7440    67296 SH       SOLE                 67296      0    0
VANGUARD INDEX FUNDS VANGUARD  COM            922908769     6922   101193 SH       SOLE                101193      0    0
VANGUARD REIT                  COM            922908553     2877    47865 SH       SOLE                 47865      0    0
YAMANA GOLD INC                COM            98462Y100      516    44350 SH       SOLE                 44350      0    0
Somaxon Pharmaceuticals, Inc   WT             834453102      363   170212 SH       SOLE                170212      0    0


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